                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2


1.   Name and address of issuer:

     The Galaxy VIP Fund
     4400 Computer Drive
     Westboro, MA  01581-5180

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     [ X ]

3.   Investment Company Act File Number:  811-6726

     Securities Act File Number:  33-49290

4.   (a)       Last day of fiscal year for which this Form is filed: December
               31, 1997

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the fiscal
               year pursuant to section 24(f):                                 *

    (ii)       Aggregate price of securities redeemed or repurchased
               during the fiscal year:                                         *

   (iii)       Aggregate price of securities redeemed or repurchased
               during any prior fiscal year ending no earlier than
               October 11, 1995 that were not previously used to
               reduce registration fees payable to the Commission:             *

    (iv)       Total available redemption credits [add Items 5(ii) and
               5(iii)]:                                                        *

     (v)       Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                           *

    (vi)       Redemption credits available for use in future years
               - if Item 5(i) is less than Item 5(iv) [subtract Item

               5(iv) from Item 5(i)]:                                          *




     (vii)     Multiplier for determining registration fee:            x
                                                                          -----

    (viii)     Registration fee due [multiply Item 5(v) by Item
               5(vii):                                                 =     *
                                                                          ------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _*_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _*_.


7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year:              +     *
                                                                          ------

8.        Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:                     =     *
                                                                          ------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          ___*___, 1998.


          Method of Delivery:

          [   ]     Wire Transfer
          [   ]     Mail or other mean

------------------------------------------------

* All shares were sold or issued to an unmanaged separate account that offers interests therein that are registered under the Securities Act of 1933 and on which a filing fee has been or will be paid.

                                      SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By    /s/ Jylanne Dunne
      --------------------------------------

      Jylanne Dunne
      --------------------------------------

      Vice President and Assistant Treasurer
      ---------------------------------------

Date  March 24, 1998